Stock-Based Compensation and Warrant Units - Summary of Total Stock-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 26,858	$ 11,600	$ 100
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	9,671
Selling, general, and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 17,187